16. LEASES (Details Narrative)	12 Months Ended
Dec. 31, 2020
Railway Operation [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	7 years
Operational Facilities [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	2 years
Administrative [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	5 years
Sales Offices [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	16 years
Bottom of range [member] | Cargo Terminal - TECON [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	27 years
Bottom of range [member] | Cargo Terminal - TECAR [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	31 years
Bottom of range [member] | Operating Equipment [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	2 years
Top of range [member] | Operating Equipment [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Lease agreement remaining term	5 years